UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

  Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30,2004


Check here if Amendment ( X ); Amendment Number: 1

This Amendment (Check only one.):       ( X )  is a restatement.
                                         (     )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/S/Christian A. Szautner        West Conshohocken, PA       10/2/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO
   CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

(    )        13F HOLDINGS REPORT.  (Check here if all holdings of this
              reporting manager are reported in this report.)

(    )        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 9

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:    $22,520,073.53

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
Harding, Loevner Management, L.P. - 028-04434
K.G. Redding - 028-10835
Marathon Asset Management, Ltd. - 028-03743
Martingale Asset Management, L.P. - 028-04632
Palo Alto Investors - 028-10266
Shapiro Capital Management Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441


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


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                Item 6:             Item 7:          Item 8:
                       Title                 Fair Market    Shares or             Investment          Managers          Voting
                                                                                  Discretion                          Authority
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.
                                                                               (a)     (b)    (c)                (a)  (b)    (c)
                                                                               Sole   Shared  Shared          Sole   Shared  None
                                                                                              Other
Alcoa, Inc.            COM       013817101   $908,325.00    27,500.00                   X                              X
Alltel Corp.           COM       020039103   $809,920.00    16,000.00                   X                              X
American Express Co.   COM       025816109   $883,736.00    17,200.00                   X                              X
Anheuser-Busch         COM       035229103   $923,400.00    17,100.00                   X                              X
 Companies, Inc.
Banco Santander Chile  COM       05965X109   $341,760.00    12,800.00                   X                              X
 SA, ADR
Bank of America Corp.  COM       060505104   $884,279.00    10,450.00                   X                              X
Boeing Co.             COM       097023105   $1,103,544.00  21,600.00                   X                              X
Chevron Texaco Corp.   COM       166764100   $912,867.00     9,700.00                   X                              X
Chunghwa Telecom Co.,  COM       17133Q205   $488,628.00    27,700.00                   X                              X
 Ltd., ADR
Companhia Vale do Rio  COM       204412209   $294,810.00     6,200.00                   X                              X
 Doce, ADR
General Electric Co.   COM       369604103   $939,600.00    29,000.00                   X                              X
ICICI Bank, Ltd.,      COM       45104G104   $606,210.00    50,100.00                   X                              X
 Sponsored ADR
International Paper Co.COM       460146103   $885,060.00    19,800.00                   X                              X
Intuit, Inc.           COM       461202103   $794,748.00    20,600.00                   X                              X
JP Morgan Chase & Co.  COM       46625H100   $880,079.00    22,700.00                   X                              X
MBNA Corp.             COM       55262L100   $910,387.00    35,300.00                   X                              X
Mellon Financial Corp. COM       58551A108   $718,585.00    24,500.00                   X                              X
Microsoft Corp.        COM       594918104   $1,008,168.00  35,300.00                   X                              X
Morgan Stanley         COM       617446448   $839,043.00    15,900.00                   X                              X
Oracle Corp.           COM       68389X105   $837,486.00    70,200.00                   X                              X
POSCO, ADR             COM       693483109   $804,340.53    24,003.00                   X                              X
Public Service
 Enterprise Group, Inc.COM       744573106   $724,534.00    18,100.00                   X                              X
SLM Corp.              COM       78442P106   $930,350.00    23,000.00                   X                              X
The Healthcare Co.     COM       404119109   $927,457.00    22,300.00                   X                              X
The Limited, Inc.      COM       532716107   $766,700.00    41,000.00                   X                              X
Viacom, Inc., Class B  COM       925524308   $832,276.00    23,300.00                   X                              X
Votorantim Celulose e  COM       92906P106   $779,100.00    24,500.00                   X                              X
 Papel SA, ADR
Wyeth Corp.            COM       983024100   $784,672.00    21,700.00                   X                              X

